Cover	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 26, 2024
Entity Registrant Name	PAYLOCITY HOLDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36348
Entity Tax Identification Number	46-4066644
Entity Address, Address Line One	1400 American Lane
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(847)
Local Phone Number	463-3200
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCTY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001591698
Amendment Flag	true
Amendment Description	On August 1, 2024, Paylocity Holding Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), announcing that the Board of Directors of the Company (the “Board”) appointed Steven R. Beauchamp as Executive Chairman of the Board, effective August 5, 2024. The Company is filing this Amendment No. 1 to the Original Form 8-K (this “Amendment No. 1”) to provide additional information regarding material changes to Mr. Beauchamp’s compensation that had not been determined at the time of the filing of the Original Form 8-K.